Provisions (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Disclosure of other provisions [line items]
Beginning balance	CAD 7,323.0	CAD 6,108.0
Liabilities incurred	557.0	425.0
Change in discount rate	255.0	532.0
Changes in estimates	(3.0)	(892.0)
Liabilities settled	(402.0)	(367.0)
Accretion	247.0	269.0
Asset acquisitions	5.0	1,356.0
Foreign exchange	(23.0)	(99.0)
Reclassified to assets held for sale		(9.0)
Ending balance	7,959.0	7,323.0
Less: current portion	(722.0)	(781.0)
Non-current provisions	7,237.0	6,542.0
Decommissioning and Restoration
Disclosure of other provisions [line items]
Beginning balance	6,746.0	5,505.0
Liabilities incurred	494.0	279.0
Change in discount rate	255.0	532.0
Changes in estimates	92.0	(824.0)
Liabilities settled	(353.0)	(269.0)
Accretion	247.0	269.0
Asset acquisitions	5.0	1,356.0
Foreign exchange	(21.0)	(98.0)
Reclassified to assets held for sale		(4.0)
Ending balance	7,465.0	6,746.0
Less: current portion	(434.0)	(403.0)
Non-current provisions	7,031.0	6,343.0
Total undiscounted amount of estimated future cash flows required	CAD 12,200.0	CAD 11,700.0
Weighted average credit adjusted risk free interest rate	3.70	3.90
Royalties
Disclosure of other provisions [line items]
Beginning balance	CAD 307.0	CAD 323.0
Liabilities incurred	29.0	93.0
Changes in estimates	(89.0)	(79.0)
Liabilities settled	(7.0)	(30.0)
Ending balance	240.0	307.0
Less: current portion	(240.0)	(307.0)
Other
Disclosure of other provisions [line items]
Beginning balance	270.0	280.0
Liabilities incurred	34.0	53.0
Changes in estimates	(6.0)	11.0
Liabilities settled	(42.0)	(68.0)
Foreign exchange	(2.0)	(1.0)
Reclassified to assets held for sale		(5.0)
Ending balance	254.0	270.0
Less: current portion	(48.0)	(71.0)
Non-current provisions	CAD 206.0	CAD 199.0